SUMMARY PROSPECTUS August 31, 2015

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

Class/Ticker        Service AGAXX        Select AKGXX        Administrative AIIXX        Institutional WGOXX

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information, and other information about the Fund online at www.wilmingtonfunds.com. You can also get this information at no cost by calling 1.800.836.2211, by sending an email to funds@wilmingtontrust.com, or by asking any financial advisor, bank, or broker-dealer who offers shares of the Fund. The Fund’s Prospectus and Statement of Additional Information, both dated August 31, 2015, are incorporated by reference into this Summary Prospectus.

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares and Institutional Class Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class	Administrative Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None	None
Redemption Fee	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class	Institutional Class
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%	None
Other Expenses	0.32%	0.32%	0.32%	0.07%
Total Annual Fund Operating Expenses	0.97%	0.72%	0.97%	0.47%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares and Institutional Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$99	$309	$536	$1,190
Select Class	$74	$230	$401	$894
Administrative Class	$99	$309	$536	$1,190
Institutional Class	$48	$151	$263	$591

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WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment goal by investing at least 80% of the value of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. Government, and its agencies and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Service Class (formerly Class A) Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. Government and Agency Retail Average and the iMoneyNet, Inc. Government and Agency Institutional Average. Updated performance information is available at www.wilmingtonfunds.com.

Effective January 20, 2012, Class A Shares were redesignated Service Class Shares, Class I Shares were redesignated Select Class Shares, and Class I2 Shares were redesignated Administrative Class Shares. Performance for Service Class, Select Class and Administrative Class Shares prior to redesignation is based on the previous performance of Class A shares, Class I Shares, and Class I2 Shares, respectively, and has not been adjusted to reflect differences in expenses prior to the redesignation of the classes. Administrative Class Shares are subject to a shareholder services fee up to 0.25% of the Fund’s average daily net assets. Institutional Class Shares commenced operations on March 12, 2012.

Annual Total Returns – Service Class Shares

Best Quarter 1.15% 12/31/2006 Worst Quarter 0.00% 12/31/2014

The Fund’s Service Class Shares total return for the six-month period from January 1, 2015 to June 30, 2015 was 0.00%.

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WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

Average Annual Total Returns

(For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years or Life of Fund
Select Class Shares
Return Before Taxes	0.01%	0.01%	1.44%
Service Class Shares
Return Before Taxes	0.01%	0.01%	1.32%
Administrative Class Shares
Return Before Taxes	0.01%	0.01%	1.40%
Institutional Class Shares
Return Before Taxes	0.01%	—	0.01%	*
iMoneyNet, Inc. Government and Agency Retail Average (reflects no deduction for taxes)	0.01%	0.01%	1.30%
iMoneyNet, Inc. Government and Agency Institutional Average (reflects no deduction for taxes)	0.01%	0.02%	1.45%

*	Institutional Class Shares commenced operations on March 12, 2012.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation

Investment Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

Wilmington Funds Management Corporation has voluntarily agreed to reduce its advisory fee and/or reimburse certain of the Fund’s operating expenses, and/or certain class-specific fees and expenses, in an effort to maintain the current yield of each share class at or above zero. The fee waiver does not take into consideration acquired fund fees and expenses, taxes or extraordinary items. Any such waiver or expense reimbursement may be modified or discontinued at any time without notice.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Service Class):*	$0
Minimum Initial Investment Amount (Administrative Class):*	$1,000
Minimum Initial Investment Amount (Select Class):*	$100,000
Minimum Initial Investment Amount (Institutional Class):*	$5,000,000
Minimum Subsequent Investment Amount:†	$25

*	Other restrictions may apply. See “Purchasing Shares’’ in the Prospectus for further information.

†	The minimum subsequent investment amount for Service Class shares is $0.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and generally will be taxed as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

WT GOVMM 08.31.15

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